EQUITY INVESTMENTS - Balance Sheet Summary (Details) - USD ($) $ in Thousands	Jan. 01, 2023	Jan. 02, 2022
Schedule of Equity Method Investments [Line Items]
Current assets	$ 791,049	$ 533,120
Current liabilities	576,232	421,036
Noncontrolling interests	5,633	5,419
Huansheng Photovoltaic (Jiangsu) Co., Ltd.
Schedule of Equity Method Investments [Line Items]
Current assets	556,744	581,048
Non-current assets	615,107	524,831
Current liabilities	444,202	323,664
Non-current liabilities	304,088	321,557
Noncontrolling interests	$ 395,173	$ 402,526